Other financial assets (Details 2) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | In Italy [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Financial assets at amortised cost	€ 24
Nominal Amount	24
Financial assets, at fair value	€ 25
Financial Assets Maturity Date	from 2019 to 2025
External Rating By Moodys Grade	Baa3
External Rating By Sp Grade	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | In Italy [Member] | Bottom of range [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Financial Assets Nominal Rate Of Return	0.20
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | In Italy [Member] | Top of range [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Financial Assets Nominal Rate Of Return	4.75
Quoted bonds issued by sovereign states, Floating rate bonds [Member] | In Italy [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Financial assets at amortised cost	€ 8
Nominal Amount	8
Financial assets, at fair value	€ 8
Financial Assets Maturity Date	from 2019 to 2020
External Rating By Moodys Grade	Baa3
External Rating By Sp Grade	BBB
Quoted bonds issued by sovereign states [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Financial assets at amortised cost	€ 64
Nominal Amount	64
Financial assets, at fair value	€ 65